Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000103258 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000103258 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000103258 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000103258 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000103258 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000103258 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103258 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103258 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103258 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103258 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103258 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103258 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103256 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000103256 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000103256 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000103256 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000103256 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000103256 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103256 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103256 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103256 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103256 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103256 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103256 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103257 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
C000103257 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000103257 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000103257 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000103257 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000103257 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103257 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103257 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103257 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103257 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103257 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103257 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198231 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000198231 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000198231 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000198231 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000198231 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000198231 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000198231 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198231 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198231 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198231 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198231 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198231 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000121567 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
Percent of Total Long Exposure	50.50%	[5]
Percent of Total Short Exposure	49.50%	[5]
C000121567 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5],[6]
Percent of Total Long Exposure	3.80%	[5],[6]
Percent of Total Short Exposure	3.20%	[5],[6]
C000121567 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.30%	[5]
Percent of Total Long Exposure	27.80%	[5]
Percent of Total Short Exposure	26.50%	[5]
C000121567 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%	[5]
Percent of Total Long Exposure	8.50%	[5]
Percent of Total Short Exposure	7.80%	[5]
C000121567 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.40%	[5]
Percent of Total Long Exposure	2.90%	[5]
Percent of Total Short Exposure	2.50%	[5]
C000121567 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
Percent of Total Long Exposure	1.80%	[5]
Percent of Total Short Exposure	2.20%	[5]
C000121567 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
Percent of Total Long Exposure	1.20%	[5]
Percent of Total Short Exposure	1.50%	[5]
C000121567 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.60%	[5]
Percent of Total Long Exposure	1.30%	[5]
Percent of Total Short Exposure	1.30%	[5]
C000121567 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
Percent of Total Long Exposure	1.00%	[5]
Percent of Total Short Exposure	1.50%	[5]
C000121567 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
Percent of Total Long Exposure	1.40%	[5]
Percent of Total Short Exposure	1.10%	[5]
C000121567 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
Percent of Total Long Exposure	0.50%	[5]
Percent of Total Short Exposure	0.90%	[5]
C000121567 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
Percent of Total Long Exposure	0.30%	[5]
Percent of Total Short Exposure	1.00%	[5]
C000121568 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
Percent of Total Long Exposure	50.50%	[7]
Percent of Total Short Exposure	49.50%	[7]
C000121568 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7],[8]
Percent of Total Long Exposure	3.80%	[7],[8]
Percent of Total Short Exposure	3.20%	[7],[8]
C000121568 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.30%	[7]
Percent of Total Long Exposure	27.80%	[7]
Percent of Total Short Exposure	26.50%	[7]
C000121568 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%	[7]
Percent of Total Long Exposure	8.50%	[7]
Percent of Total Short Exposure	7.80%	[7]
C000121568 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.40%	[7]
Percent of Total Long Exposure	2.90%	[7]
Percent of Total Short Exposure	2.50%	[7]
C000121568 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
Percent of Total Long Exposure	1.80%	[7]
Percent of Total Short Exposure	2.20%	[7]
C000121568 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%	[7]
Percent of Total Long Exposure	1.20%	[7]
Percent of Total Short Exposure	1.50%	[7]
C000121568 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
Percent of Total Long Exposure	1.30%	[7]
Percent of Total Short Exposure	1.30%	[7]
C000121568 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
Percent of Total Long Exposure	1.00%	[7]
Percent of Total Short Exposure	1.50%	[7]
C000121568 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
Percent of Total Long Exposure	1.40%	[7]
Percent of Total Short Exposure	1.10%	[7]
C000121568 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.40%	[7]
Percent of Total Long Exposure	0.50%	[7]
Percent of Total Short Exposure	0.90%	[7]
C000121568 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.30%	[7]
Percent of Total Long Exposure	0.30%	[7]
Percent of Total Short Exposure	1.00%	[7]
C000121569 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
Percent of Total Long Exposure	50.50%	[9]
Percent of Total Short Exposure	49.50%	[9]
C000121569 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9],[10]
Percent of Total Long Exposure	3.80%	[9],[10]
Percent of Total Short Exposure	3.20%	[9],[10]
C000121569 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.30%	[9]
Percent of Total Long Exposure	27.80%	[9]
Percent of Total Short Exposure	26.50%	[9]
C000121569 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%	[9]
Percent of Total Long Exposure	8.50%	[9]
Percent of Total Short Exposure	7.80%	[9]
C000121569 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.40%	[9]
Percent of Total Long Exposure	2.90%	[9]
Percent of Total Short Exposure	2.50%	[9]
C000121569 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
Percent of Total Long Exposure	1.80%	[9]
Percent of Total Short Exposure	2.20%	[9]
C000121569 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%	[9]
Percent of Total Long Exposure	1.20%	[9]
Percent of Total Short Exposure	1.50%	[9]
C000121569 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
Percent of Total Long Exposure	1.30%	[9]
Percent of Total Short Exposure	1.30%	[9]
C000121569 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.50%	[9]
Percent of Total Long Exposure	1.00%	[9]
Percent of Total Short Exposure	1.50%	[9]
C000121569 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.50%	[9]
Percent of Total Long Exposure	1.40%	[9]
Percent of Total Short Exposure	1.10%	[9]
C000121569 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.40%	[9]
Percent of Total Long Exposure	0.50%	[9]
Percent of Total Short Exposure	0.90%	[9]
C000121569 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.30%	[9]
Percent of Total Long Exposure	0.30%	[9]
Percent of Total Short Exposure	1.00%	[9]
C000166017 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
Percent of Total Long Exposure	50.50%	[11]
Percent of Total Short Exposure	49.50%	[11]
C000166017 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11],[12]
Percent of Total Long Exposure	3.80%	[11],[12]
Percent of Total Short Exposure	3.20%	[11],[12]
C000166017 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.30%	[11]
Percent of Total Long Exposure	27.80%	[11]
Percent of Total Short Exposure	26.50%	[11]
C000166017 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%	[11]
Percent of Total Long Exposure	8.50%	[11]
Percent of Total Short Exposure	7.80%	[11]
C000166017 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.40%	[11]
Percent of Total Long Exposure	2.90%	[11]
Percent of Total Short Exposure	2.50%	[11]
C000166017 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
Percent of Total Long Exposure	1.80%	[11]
Percent of Total Short Exposure	2.20%	[11]
C000166017 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.70%	[11]
Percent of Total Long Exposure	1.20%	[11]
Percent of Total Short Exposure	1.50%	[11]
C000166017 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.60%	[11]
Percent of Total Long Exposure	1.30%	[11]
Percent of Total Short Exposure	1.30%	[11]
C000166017 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.50%	[11]
Percent of Total Long Exposure	1.00%	[11]
Percent of Total Short Exposure	1.50%	[11]
C000166017 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.50%	[11]
Percent of Total Long Exposure	1.40%	[11]
Percent of Total Short Exposure	1.10%	[11]
C000166017 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
Percent of Total Long Exposure	0.50%	[11]
Percent of Total Short Exposure	0.90%	[11]
C000166017 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.30%	[11]
Percent of Total Long Exposure	0.30%	[11]
Percent of Total Short Exposure	1.00%	[11]
C000223506 [Member] | Compal Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223506 [Member] | Realtek Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223506 [Member] | Lupin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223506 [Member] | Abu Dhabi Commercial Bank PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223506 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223506 [Member] | Etihad Etisalat Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223506 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000223506 [Member] | President Chain Store Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000223506 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000223506 [Member] | E Sun Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000223506 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[14]
C000223506 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000223506 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000223506 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000223506 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223506 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223506 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223506 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223506 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223506 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223506 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223506 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000223508 [Member] | Compal Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Realtek Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Lupin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Abu Dhabi Commercial Bank PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Etihad Etisalat Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000223508 [Member] | President Chain Store Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000223508 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000223508 [Member] | E Sun Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000223508 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[16]
C000223508 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000223508 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000223508 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000223508 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223508 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223508 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223508 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223508 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223508 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223508 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223508 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000223507 [Member] | Compal Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223507 [Member] | Realtek Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223507 [Member] | Lupin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223507 [Member] | Abu Dhabi Commercial Bank PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223507 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223507 [Member] | Etihad Etisalat Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223507 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000223507 [Member] | President Chain Store Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000223507 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000223507 [Member] | E Sun Financial Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000223507 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[18]
C000223507 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000223507 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000223507 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000223507 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223507 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223507 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223507 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223507 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223507 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223507 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223507 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)

[1]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[10]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[11]	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[12]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[13]	Excludes short-term securities.
[14]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[15]	Excludes short-term securities.
[16]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[17]	Excludes short-term securities.
[18]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.